Notes receivable (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Notes receivable
Total notes receivable	$ 3,157
Current portion of notes receivable	2,315
Notes receivable	842
Notes receivable TerrAscend
Notes receivable
Total notes receivable	2,315
Notes receivable Sapphire Medical
Notes receivable
Total notes receivable	$ 842